FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019
Cash and cash equivalents
Assets
Investments	$ 1.0	$ 0.4
Other current assets
Assets
Investments	32.6	30.2
Recurring
Assets
Investments	33.6	30.6
Derivative assets	5.2	5.2
Bank drafts	12.8	21.3
Liabilities
Cross-currency swap	36.7
Derivative liabilities	9.5	6.0
Quoted Prices in Active Markets (Level 1)
Assets
Investments	27.4	26.0
Derivative assets	0.1
Bank drafts	12.8	21.3
Liabilities
Derivative liabilities	0.3	0.4
Significant Other Observable Inputs (Level 2)
Assets
Investments	6.2	4.6
Derivative assets	5.1	5.2
Liabilities
Cross-currency swap	36.7
Derivative liabilities	$ 9.2	$ 5.6